UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-7338



                   Capital World Growth and Income Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: November 30, 2003

                     Date of reporting period: May 31, 2003





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders


[logo - American Funds(r)]

The right choice for the long term(r)

Capital World Growth and Income Fund

[picture of two hands adjusting a violin]

Semi-annual report for the six months ended May 31, 2003

CAPITAL WORLD GROWTH AND INCOME FUND SM seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2003 (the most recent calendar quarter):

                                                               1 year            5 years         10 years
Class A shares
reflecting 5.75% maximum sales charge                          -1.89%            +4.44%           +11.36%

The fund's 30-day yield for Class A shares as of June 30, 2003, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.08%.

Results for other share classes can be found on page 32. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.

[small black and white picture of two hands adjusting a violin]

FELLOW SHAREHOLDERS:

After a shaky start, global stock markets regained their footing in the first half of Capital World Growth and Income Fund's fiscal year. The fund made solid progress in this environment, largely resisting declines during the early part of the period and participating fully in the rally that followed.

For the six months ended May 31, the fund produced a total return of 6.3%, assuming reinvestment of dividends totaling 25 cents a share. That was ahead of both the 4.2% total return of the unmanaged MSCI World Index and the 3.1% average return of the 334 global funds tracked by Lipper.

The fund's emphasis on established, dividend-oriented companies contributed to considerable resilience during the latest bear market. As the table below shows, the fund held up substantially better than its relevant benchmarks over the past one- and three-year periods, which coincided with steep market declines. That relative steadiness has translated into superior growth over time.


Results at a glance                                               (as of May 31, 2003, with all distributions reinvested)

                                               Total returns                          Annualized returns

                                                                                                           Lifetime
                                                  1 year       3 years       5 years     10 years       (since 3/26/93)
Capital World Growth
     and Income Fund                               -5.3%        -1.1%         +5.0%       +11.6%           +11.7%
MSCI World Index(1)                                -9.4        -12.1          -2.6         +6.0             +6.8
Standard & Poor's 500
     Composite Index(1)                            -8.1        -10.8          -1.1         +9.9             +9.9
Lipper global funds average(2)                    -11.4        -10.6          -1.8         +6.7             +7.1

(1)The indexes are unmanaged and do not reflect the effects of sales charges, commissions or expenses. The MSCI World Index measures 23 of the world's major stock markets, including the U.S.
(2)The Lipper global funds average consists of funds that invest at least 25% of their portfolios in securities traded outside the U.S. Lipper averages do not reflect the effects of sales charges.


[Begin pie chart]
Where the fund's assets were invested
Percent by country as of May 31, 2003

                              Capital World
                               Growth and        MSCI World
                               Income Fund         Index*

o    The Americas                 38.6%            59.5%
     United States                29.2             57.0
     Canada                        6.2              2.5
     Brazil                        1.9               --
     Mexico                        1.3               --

o    Europe                       30.3%            29.2%
     United Kingdom                9.8             11.2
     Netherlands                   5.9              2.1
     Germany                       2.4              2.6
     France                        1.7              3.9
     Norway                        1.6              0.2
     Switzerland                   1.4              3.3
     Spain                         1.4              1.5
     Denmark                       1.2              0.3
     Sweden                        1.0              0.9
     Finland                       0.8              0.8
     Austria                       0.8              0.1
     Ireland                       0.7              0.3
     Italy                         0.6              1.7
     Greece                        0.6              0.1
     Portugal                      0.3              0.2
     Luxembourg                    0.1               --

o    Asia/Pacific                 16.5%            10.9%
     Japan                         5.3              7.8
     Australia                     3.3              2.1
     Hong Kong                     2.7              0.6
     Korea                         2.1               --
     India                         1.0               --
     Singapore                     0.9              0.3
     China                         0.3               --
     Taiwan                        0.3               --
     Philippines                   0.2               --
     Indonesia                     0.2               --
     Israel                        0.1               --
     New Zealand                   0.1              0.1

o    Other                         2.2%             0.4%

o    Bonds, cash &
         equivalents              12.4%              --

*Weighted by market capitalization.
[End pie chart]

THE CLOUDS LIFT

The six-month reporting period provided a study in contrasts. The fiscal year began in December 2002, with global stock markets in the doldrums. Lackluster growth in the U.S. economy, rising oil prices and worries about the Iraq conflict sapped investor confidence, sending equity prices sharply lower through March. By early spring, however, the gloom lifted as the war entered a new phase and as encouraging earnings reports began to trickle in. The approval in Congress of a reduction in the tax on dividends, amid the current low-interest-rate environment, further increased the appeal of stocks. The turnaround late in the period was dramatic: The MSCI World Index surged 8.9% in April and an additional 5.8% in May.

Stocks in the U.S., the fund's largest geographic concentration, returned 4.0% for the full six months.1 Elsewhere in the Americas, stocks rose 20.5% in Canada and 43.4% in Brazil, largely due to appreciation of local currencies relative to the U.S. dollar.

(1)Country returns are based on MSCI indexes, in U.S. dollars with gross dividends reinvested.


In Europe, despite a strong rally at the end of the period, stock returns were mostly negative, reflecting generally poor economic conditions throughout the region. However, declines were offset by a sharp rise in the value of the euro and the British pound versus the U.S. dollar. The euro gained about 15% against the dollar, while the pound gained 5%. As a result, Germany, France and the U.K. all posted positive returns (6.6%, 7.0% and 4.7%, respectively) when measured in U.S. dollars. Other notable gainers in Europe included Norway (+7.7%), Switzerland (+5.4%) and Spain (+16.2%). At the other end of the spectrum, the strong euro could not completely erase steep losses in the Netherlands; stocks there fell 4.0%, even when converted to dollars.

Currency values had less of an impact on Asian markets. Stocks declined 6.5% in Japan, which remained mired in economic and financial difficulties, while Korean stocks fell 12.3% due to political tensions with its northern neighbor. Severe acute respiratory syndrome (SARS) weighed on stocks in Hong Kong (-5.6%).

A FOCUS ON INDIVIDUAL COMPANIES

While market movements naturally affect short-term results, Capital World Growth and Income Fund pursues a bottom-up strategy, focusing on the long-term prospects of individual companies. During the period, the benefits of this strategy were evident: Of about 245 companies held in the portfolio for the entire six months, nearly two-thirds rose in price.

Among the 10 largest holdings, eight contributed positively to returns. J.P. Morgan Chase recovered from earlier depressed levels to rise 30% during the six months. Altria (formerly Philip Morris) likewise shrugged off earlier litigation worries; the stock appreciated 9%. Scottish Power, Shell Canada, Vodafone and ABN-AMRO each gained more than 10% in price.

Commercial bank holdings, the fund's largest industry concentration, supported returns, providing both capital appreciation and generous dividend income. Canadian banks were particularly strong. Measured in U.S. dollars, Bank of Nova Scotia rose 36%, while Royal Bank of Canada and Toronto-Dominion Bank each rose 15% or more. In the case of Bank of Nova Scotia, we reduced our position by selling into strength.

Telecommunications services providers outside the U.S. likewise did well overall. In addition to Vodafone, noteworthy price gains were achieved by Telekom Austria, BCE of Canada and Telekom Indonesia. Over the past year, we have been adding substantially to our European telecommunications holdings, many of which appear to have put the worst of their financial difficulties behind them. New investments include Deutsche Telekom, France Telecom, NTL Europe, Portugal Telecom and Telefonica. This last company, based in Spain, recently reintroduced its dividend.

Not every stock appreciated, of course. AOL Time Warner, dogged by public boardroom struggles and accounting concerns, fell 7%. Financial services and insurance firms turned in mostly poor results. ING Groep and AEGON both suffered from exposure to an ailing Dutch stock market and declined 15% and 39% respectively. Chubb Corp. and Allstate also lost ground. Finally, paper and pulp producers, which had held up relatively well through much of the bear market, retreated during the six-month reporting period, as hopes for an economic recovery in the U.S. and Europe were deferred.

Capital World Growth and Income Fund's company-by-company approach leads to broad portfolio diversification. Our investments, which are based on intensive fundamental research, currently represent more than 30 countries and an equal number of industries. About 11% of net assets is held in a reserve of cash and equivalents.

FOLLOWING A SEASONED PATH

The stock market has risen substantially off its lows, in the aftermath of the steepest, most protracted correction in some 60 years. Fueling the enthusiasm are the glimmers of a U.S. economic recovery, global interest rates that are at historic lows and the swift conclusion of the first phase of the Iraq war, which has removed some of the uncertainty that has hung over the market. While these conditions could ultimately prove to be a catalyst for earnings growth, obstacles remain -- among them precarious debt levels, geopolitical instability and the threat of deflation. At the moment, however, the stock market is climbing its proverbial "wall of worry," as optimistic investors look beyond these concerns.

In this environment, we are doing what we have always done: searching the globe for well-managed, seasoned companies that are likely to weather downturns in the business cycle and prosper in more fortunate times. Our balanced approach of seeking companies with good growth potential and solid current dividends has served shareholders well. As Capital World Growth and Income Fund celebrates its 10th anniversary this year, we remain hopeful that it will continue to do so in the years ahead.

Cordially,


/s/Gina H. Despres                  /s/Stephen E. Bepler
Gina H. Despres                     Stephen E. Bepler
Chairman of the Board               President

July 11, 2003


Largest equity holdings
                                                                             Percent of
                                    Country                                  net assets

Altria Group                        United States                              2.8%
AstraZeneca                         Sweden/United Kingdom                      1.7
Vale do Rio Doce                    Brazil                                     1.4
Scottish Power                      United Kingdom                             1.2
J.P. Morgan Chase                   United States                              1.1
Shell Canada                        Canada                                     1.1
Vodafone                            United Kingdom                             1.0
ABN AMRO                            Netherlands                                1.0
ING Groep                           Netherlands                                1.0
AOL Time Warner                     United States                              1.0


INVESTMENT PORTFOLIO, MAY 31, 2003                                    UNAUDITED

[begin pie chart]
Commercial banks                               6.11%
Diversified telecommunication services         5.83
Beverages & tobacco                            5.64
Insurance                                      5.64
Pharmaceuticals                                5.60
Metals & mining                                5.53
Other industries                              53.22

Bonds & notes                                  1.64

Cash & equivalents                            10.79%
[end pie chart]


                                                                                                               Market
                                                                                              Shares or         value
EQUITY SECURITIES (common and preferred stocks and convertible debentures)             principal amount          (000)
COMMERCIAL BANKS  -  6.11%
ABN AMRO Holding NV (Netherlands) (1)                                                         6,207,564  $    120,448
Toronto-Dominion Bank (Canada)                                                                2,544,700        64,996
Lloyds TSB Group PLC (United Kingdom) (1)                                                     8,231,000        60,470
Allied Irish Banks, PLC (Ireland) (1)                                                         3,843,725        58,441
Bank of America Corp. (USA)                                                                     700,000        51,940
HSBC Holdings PLC (United Kingdom) (1)                                                        2,981,868        35,151
HSBC Holdings PLC (Hong Kong) (1)                                                               672,282         7,979
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units
 (Japan)                                                                                  6,504,000,000        40,718
Societe Generale (France) (1)                                                                   620,000        38,175
Hang Seng Bank Ltd. (Hong Kong) (1)                                                           3,300,000        34,954
National Australia Bank Ltd. (Australia) (1)                                                  1,509,703        32,977
Wachovia Corp. (USA)                                                                            724,000        29,090
Bank of Nova Scotia (Canada)                                                                    650,000        27,773
Westpac Banking Corp. (Australia) (1)                                                         2,449,210        26,298
HBOS PLC (United Kingdom) (1)                                                                 2,076,556        24,273
Bank of the Philippine Islands (Philippines) (1)                                             32,568,480        23,069
Royal Bank of Canada (Canada)                                                                   518,400        22,279
FleetBoston Financial Corp. (USA)                                                               500,000        14,785
Skandinaviska Enskilda Banken AB, Class A (Sweden) (1)                                          800,000         8,492


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.83%
Telekom Austria AG (Austria) (2)                                                              8,740,000        96,253
Swisscom AG (Switzerland) (1)                                                                   259,389        78,074
SBC Communications Inc. (USA)                                                                 2,911,700        74,132
BCE Inc. (Canada)                                                                             3,237,166        71,178
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                         1,996,600        60,497
Telefonos de Mexico, SA de CV 4.25% convertible debentures 2004                           $   9,220,000        10,315
Telefonica, SA (Spain) (1) (2)                                                                5,323,120        59,658
TELUS Corp., nonvoting (Canada)                                                               2,745,147        39,465
TELUS Corp.                                                                                     300,000         4,751
Portugal Telecom, SA (Portugal) (1)                                                           4,800,000        36,747
Royal KPN NV (formerly Koninklijke PTT Nederaland NV) (Netherlands) (1)(2)                    4,734,900        33,069
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Class B
 (Indonesia) (1)                                                                             46,400,000        26,135
Telecom Italia SpA, nonvoting savings shares (Italy) (1)                                      4,312,800        24,128
France Telecom, SA (France) (1)                                                                 956,000        23,656
Deutsche Telekom AG (Germany)                                                                   994,500        14,861
Telecom Corp. of New Zealand Ltd. (New Zealand) (1)                                           4,787,900        14,718
AT&T Corp. (USA)                                                                                700,000        13,643
Singapore Telecommunications Ltd. (Singapore) (1)                                             6,171,000         5,269
NTL Inc. (USA) (2)                                                                               77,003         2,098
NTL Europe, Inc., Series A, 10.00% preferred 2023 (France) (2)                                      129             0


BEVERAGES & TOBACCO  -  5.64%
Altria Group, Inc. (formerly Philip Morris Companies Inc.) (USA)                              8,100,000       334,530
Foster's Group Ltd. (Australia) (1)                                                          30,488,405        85,517
R.J. Reynolds Tobacco Holdings, Inc. (USA)                                                    1,900,000        64,771
Orkla AS (Norway)                                                                             2,985,714        54,416
Swedish Match AB (Sweden)                                                                     4,500,550        36,252
Imperial Tobacco Group PLC (United Kingdom)                                                   1,791,413        32,270
Gallaher Group PLC (United Kingdom)                                                           2,601,373        26,178
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                             353,700        14,113
Coca-Cola HBC SA (Greece)                                                                       712,182        10,709
UST Inc. (USA)                                                                                  200,000         7,062
Wolverhampton & Dudley Breweries, PLC (United Kingdom)                                          133,900         1,425


INSURANCE  -  5.64%
AEGON NV (Netherlands) (1)                                                                    8,200,192        77,353
PartnerRe Holdings Ltd. (polynational)                                                        1,339,000        71,128
Chubb Corp. (USA)                                                                             1,027,000        65,759
Allstate Corp. (USA)                                                                          1,700,000        61,183
EULER & HERMES S.A. (France)                                                                  1,851,985        60,425
XL Capital Ltd., Class A (USA)                                                                  605,000        52,665
Mitsui Sumitomo Insurance Co., Ltd. (Japan) (1)                                              10,964,000        49,165
QBE Insurance Group Ltd. (Australia) (1)                                                      7,020,136        41,528
Berkshire Hathaway Inc., Class A (USA) (2)                                                          444        31,524
Mercury General Corp. (USA)                                                                     650,000        30,797
Sompo Japan Insurance Inc. (Japan) (1)                                                        6,000,000        27,718
Munchener Ruckversicherungs-Gesellschaft AG (Germany) (1)                                       175,000        18,825
Sun Life Financial Services of Canada Inc. (Canada)                                             726,480        14,786
Promina Group Ltd. (Australia) (2)                                                           10,222,200        14,190
Aioi Insurance Co. Ltd. (Japan) (1)                                                           5,561,000        13,141
NIPPONKOA Insurance Co., Ltd. (Japan)                                                         3,725,000        12,791
Travelers Property Casualty Corp. 4.50% convertible subordinated note 2032 (USA)           $    500,000        12,475
Millea Holdings, Inc. (Japan) (1)                                                                 1,546        11,146


PHARMACEUTICALS  -  5.60%
AstraZeneca PLC (Sweden) (1)                                                                  4,467,000       183,678
AstraZeneca PLC  (United Kingdom) (1)                                                           325,000        13,205
Novo Nordisk A/S, Class B (Denmark) (1)                                                       2,471,000        86,670
Sepracor Inc. (USA) (2)                                                                       1,850,000        42,087
Sepracor Inc. 5.75% convertible notes 2006                                                $  30,000,000        27,337
Sepracor Inc. 5.75% convertible notes 2006 (3)                                            $  10,000,000         9,112
Forest Laboratories, Inc. (USA) (2)                                                           1,450,840        73,267
Eli Lilly and Co. (USA)                                                                       1,100,000        65,747
Shionogi & Co., Ltd. (Japan) (1)                                                              3,841,000        54,709
Pfizer Inc (formed by the merger of Pfizer Inc and Pharmacia Corp.) (USA)                     1,035,000        32,106
Bristol-Myers Squibb Co. (USA)                                                                1,140,000        29,184
Elan Corp., PLC (ADR) (Ireland) (2)                                                           3,055,500        18,700
Elan Finance Corp. Ltd. 0% convertible notes 2018                                         $  12,000,000         7,050
Sanofi-Synthelabo (France) (1)                                                                  294,000        18,863


METALS & MINING  -  5.53%
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                                 4,983,800       138,978
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                823,000        24,690
Barrick Gold Corp. (Canada)                                                                   6,090,000       106,453
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                            3,569,800        78,357
Gold Fields Ltd. (South Africa) (1)                                                           6,500,000        73,382
Phelps Dodge Corp. (USA) (2)                                                                  1,500,000        54,675
Impala Platinum Holdings Ltd. (South Africa) (1)(3)                                             702,388        38,478
Anglogold Ltd. (South Africa) (1)                                                             1,200,000        34,361
Newcrest Mining Ltd. (Australia)                                                              6,000,000        29,522
Yanzhou Coal Mining Co. Ltd., Class H (China) (1)                                            50,800,000        22,643
Alumina Ltd. (formerly WMC Ltd.) (Australia) (1)                                              7,143,900        20,318
Xstrata PLC (United Kingdom) (1)                                                              1,200,000         8,738
Xstrata PLC, rights, expire 2003 (1)(2)                                                       1,800,000         3,213
POSCO (South Korea) (1)                                                                         116,010        10,478
Arcelor SA 3.875% convertible preferred 2005 (Luxembourg)                                       410,000         9,769
Gencor Ltd. (South Africa)                                                                    5,400,000            80


OIL & GAS  -  5.32%
Shell Canada Ltd. (Canada)                                                                    3,418,100       125,070
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                 1,325,000        52,828
Royal Dutch Petroleum Co. (Netherlands) (1)                                                     580,000        26,185
Royal Dutch Petroleum Co. (New York registered)                                                 460,000        20,953
Canadian Oil Sands Trust (Canada) (1) (3)                                                     2,175,000        50,355
Canadian Oil Sands Trust                                                                      1,720,000        44,246
Petro-Canada (Canada)                                                                         2,475,000        94,174
Norsk Hydro AS (Norway) (1)                                                                   1,461,100        64,577
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                        2,150,000        41,172
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                1,160,000        20,532
Husky Energy Inc. (Canada)                                                                    2,000,000        24,184
ENI SpA (Italy) (1) (4)                                                                       1,500,000        24,171
Unocal Corp. (USA)                                                                              540,000        16,249
Sasol Ltd. (South Africa) (1)                                                                 1,100,000        12,852
Sunoco, Inc. (USA)                                                                              325,000        11,973


FOOD PRODUCTS  -  3.50%
Nissin Food Products Co., Ltd. (Japan)                                                        5,020,000       106,160
Koninklijke Numico NV, Class C (Netherlands) (1)                                              8,280,000       105,434
Nestle SA (Switzerland)                                                                         390,000        81,856
Unilever NV (New York registered) (Netherlands)                                               1,160,000        67,860
H.J. Heinz Co. (USA)                                                                            580,000        19,181
Unilever PLC (United Kingdom)                                                                 2,100,000        18,708
Groupe Danone (France) (1)                                                                      104,500        14,363


REAL ESTATE  -  3.04%
Hongkong Land Holdings Ltd. (Hong Kong)                                                      39,054,900        48,428
Japan Real Estate Investment Corp. (Japan)                                                        8,950        47,973
Hang Lung Properties Ltd. (Hong Kong) (1)                                                    47,950,000        45,123
Sun Hung Kai Properties Ltd. (Hong Kong) (1)                                                  7,520,000        38,104
Plum Creek Timber Co., Inc. (USA)                                                             1,027,500        27,126
Nippon Building Fund, Inc. (formerly Office Building Fund of Japan, Inc.)(Japan)                  4,620        25,654
Hysan Development Co. Ltd. (Hong Kong) (1)                                                   31,064,630        24,885
Hang Lung Group Ltd. (Hong Kong) (1)                                                         27,537,000        23,200
Kerry Properties Ltd. (Hong Kong)                                                            18,772,434        22,146
Kimco Realty Corp. (USA)                                                                        525,000        19,635
Developers Diversified Realty Corp. (USA)                                                       650,000        18,350
Unibail Holding (formerly Unibail) (France) (1)                                                  92,700         6,892
SM Prime Holdings, Inc. (Philippines)                                                        52,885,000         4,781
Great Eagle Holdings Ltd. (Hong Kong) (1)                                                     7,136,000         3,815
Security Capital Global Realty (Luxembourg) (1)(2)(3)                                           147,729         2,497
HKR International Ltd. (Hong Kong) (1)(2)                                                     4,824,800           973


WIRELESS TELECOMMUNICATION SERVICES  -  2.82%
Vodafone Group PLC (United Kingdom) (1)                                                      56,954,642       122,518
AT&T Wireless Services, Inc. (USA) (2)                                                        9,250,000        71,873
Nextel Communications, Inc., Series D, 13.00% exchangeable preferred 2009(USA)(5)                47,808        49,481
Panafon SA (Greece)                                                                           6,009,120        38,745
China Unicom Ltd. (China) (1)                                                                20,409,600        12,184
America Movil SA de CV, Series L (ADR) (Mexico)                                                 600,000        10,956
Sprint Corp. 7.125% convertible preferred 2004 (USA)                                    1,600,000 units        10,880
KDDI Corp. (Japan) (1)                                                                            3,000        10,427
Crown Castle International Corp. 6.25% convertible preferred 2012 (USA) (2)                     158,800         5,757
Crown Castle International Corp. (2)                                                             20,385           170


ELECTRIC UTILITIES  -  2.76%
Scottish Power PLC (United Kingdom) (1)                                                      24,740,000       146,167
E.ON AG (Germany)                                                                             1,425,000        73,437
Southern Co. (USA)                                                                            1,000,000        31,480
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005 (South Korea) (3)         $  17,700,000        21,948
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004 (USA)                      365,400 units        21,285
American Electric Power Co., Inc. (USA)                                                         700,000        20,328
Ameren Corp. (USA)                                                                              250,000        11,375
Pinnacle West Capital Corp. (USA)                                                                22,500           852


PAPER & FOREST PRODUCTS  -  2.29%
Norske Skogindustrier ASA, Class A (Norway) (1)                                               4,575,000        65,169
Stora Enso Oyj (ADR) (Finland)                                                                2,715,750        29,004
Stora Enso Oyj, Class R  (1)                                                                  1,000,000        10,451
UPM-Kymmene Corp. (Finland)                                                                   2,784,000        38,784
Sappi Ltd. (South Africa) (1)                                                                 2,859,000        34,934
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                            1,998,300        34,571
International Paper Co. (USA)                                                                   600,000        22,002
M-real Oyj, Class B (Finland)                                                                 2,369,500        19,237
Holmen AB, Class B (Sweden) (1)                                                                 620,000        16,762


SPECIALTY RETAIL  -  2.25%
Lowe's Companies, Inc. (USA)                                                                  1,550,000        65,503
Dixons Group PLC (United Kingdom)                                                            30,882,596        58,412
Limited Brands, Inc. (USA)                                                                    3,176,900        48,479
Kingfisher PLC (United Kingdom) (1)                                                           9,680,330        40,327
Gap, Inc. 5.75% convertible notes 2009 (USA)(3)                                           $  15,000,000        19,950
Gap, Inc.                                                                                     1,100,000        18,700
CarMax, Inc. (USA) (2)                                                                          650,000        15,113


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.24%
Samsung SDI Co., Ltd. (South Korea) (1)                                                       1,645,080       106,416
Solectron Corp. (USA) (2)                                                                     6,750,000        27,000
Solectron Corp. 7.25% ACES convertible preferred 2004                                     800,000 units        10,016
Solectron Corp. 0% LYON convertible notes 2020                                            $  16,000,000         8,940
Flextronics International Ltd. (Singapore) (2)                                                3,000,000        31,800
Hoya Corp. (Japan) (1)                                                                          430,000        26,922
Electrocomponents PLC (United Kingdom)                                                        5,000,000        26,181
Orbotech Ltd. (Israel) (2)                                                                    1,035,500        16,340
Murata Manufacturing Co., Ltd. (Japan) (1)                                                      274,000        10,562
Kyoden Co., Ltd. (Japan) (1)                                                                    200,000           496


THRIFTS & MORTGAGE FINANCE  -  1.85%
Washington Mutual, Inc. (USA)                                                                 2,600,000       106,028
Housing Development Finance Corp. Ltd. (India)                                               10,400,000        81,692
Housing Development Finance Corp. Ltd. (3)                                                      940,000         7,384
Freddie Mac (USA)                                                                               400,000        23,924


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.83%
Samsung Electronics Co., Ltd. (South Korea) (1)                                                 287,000        77,816
Agere Systems Inc. 6.50% convertible notes 2009 (USA)                                     $  34,000,000        40,418
Agere Systems Inc., Class A (2)                                                               6,465,156        15,775
ASML Holding NV 5.50% convertible notes 2010 (Netherlands)                             Euro  17,450,000        21,404
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)(2)                                  10,934,000        17,235
Texas Instruments Inc. (USA)                                                                    750,000        15,375
Linear Technology Corp. (USA)                                                                   400,000        14,544
KLA-Tencor Corp. (USA) (2)                                                                      300,000        13,869


DIVERSIFIED FINANCIAL SERVICES  -  1.82%
ING Groep NV (Netherlands) (1)                                                                7,322,468       118,329
Investor AB, Class B (Sweden) (1)                                                             5,333,090        36,207
Wharf (Holdings) Ltd. (Hong Kong) (1)                                                        14,000,000        26,981
Swire Pacific Ltd., Class A (Hong Kong) (1)                                                   4,500,000        19,375
Hong Kong Exchanges and Clearing Ltd. (Hong Kong) (1)                                        10,665,100        14,161


MEDIA  -  1.71%
AOL Time Warner Inc. (USA) (2)                                                                7,360,000       112,019
Viacom Inc., Class B, nonvoting (USA) (2)                                                       735,000        33,457
Mediaset SpA (Italy)                                                                          2,500,000        22,855
News Corp. Ltd., preferred (Australia) (1)                                                    2,274,082        14,555
Comcast Corp., Class A (USA) (2)                                                                323,500         9,741
SCMP Group Ltd. (Hong Kong) (1)                                                              22,480,671         8,622
Village Roadshow Ltd., Class A, 5.50% preferred (Australia)                                     782,800           342
Village Roadshow Ltd. (2)                                                                       296,466           228
UnitedGlobalCom, Inc., Class A (formerly United Pan-Europe Communications NV)
 (USA) (1)(2)(3)                                                                                 20,092            83
KirchPayTV GmbH & Co. KGaA, nonvoting (Germany) (1)(2)(3)                                     1,438,728             0


CAPITAL MARKETS  -  1.70%
J.P. Morgan Chase & Co. (USA)                                                                 3,861,500       126,889
Allied Capital Corp. (USA)                                                                    3,192,000        74,533


AUTOMOBILES  -  1.59%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
 2032 (USA)                                                                                   1,172,950        52,513
Honda Motor Co., Ltd. (Japan) (1)                                                               750,000        27,178
Fuji Heavy Industries Ltd. (Japan) (1)                                                        6,919,000        26,211
Suzuki Motor Corp. (Japan) (1)                                                                2,100,000        25,842
Bayerische Motoren Werke AG (Germany) (1)                                                       617,000        21,072
General Motors Corp. (USA)                                                                      500,000        17,665
Nissan Motor Co., Ltd. (Japan) (1)                                                            1,400,000        10,992
Hyundai Motor Co., nonvoting preferred, Series 2 (South Korea)                                  510,380         5,978


MULTI-UTILITIES & UNREGULATED POWER  -  1.39%
National Grid Transco PLC (United Kingdom)                                                   10,700,000        69,126
National Grid Transco PLC (ADR)                                                                 439,725        14,243
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005 (USA)             2,480,000 units        30,380
Williams Companies, Inc.                                                                      2,687,300        21,257
Duke Energy Corp. (USA)                                                                         986,700        19,122
United Utilities PLC (United Kingdom) (1)                                                     1,000,000        10,055


COMPUTERS & PERIPHERALS  -  1.37%
Sun Microsystems, Inc. (USA) (2)                                                             15,000,000        64,950
International Business Machines Corp. (USA)                                                     590,000        51,944
Hewlett-Packard Co. (USA)                                                                     1,812,500        35,344
Dell Computer Corp. (USA) (2)                                                                   309,050         9,670


CHEMICALS  -  1.29%
Lyondell Chemical Co. (USA)                                                                   3,400,000        48,960
Dow Chemical Co. (USA)                                                                        1,250,000        39,750
DSM NV (Netherlands) (1)                                                                        834,828        38,450
BOC Group PLC (United Kingdom)                                                                2,000,000        25,186


GAS UTILITIES  -  1.28%
Gas Natural SDG, SA (Spain) (1)                                                               5,219,500       106,364
Enbridge Inc. (Canada)                                                                          450,000        15,359
NiSource Inc. (USA)                                                                             700,000        13,727
NICOR Inc. (USA)                                                                                250,000         8,903
Australian Gas Light Co. (Australia)                                                          1,000,000         7,397


INDUSTRIAL CONGLOMERATES  -  1.28%
Tyco International Ltd. (USA)                                                                 5,152,900        91,206
General Electric Co. (USA)                                                                    1,900,000        54,530
Siemens AG (Germany) (1)                                                                        113,900         5,437


HEALTH CARE PROVIDERS & SERVICES  -  0.95%
Fresenius Medical Care AG (Germany)                                                             970,000        47,136
Fresenius Medical Care AG, preferred                                                          1,300,000        46,270
HCA Inc. (USA)                                                                                  570,000        18,810


AIRLINES  -  0.92%
Deutsche Lufthansa AG (Germany) (2)                                                           4,660,000        50,663
British Airways PLC (United Kingdom) (2)                                                     21,057,100        48,535
Qantas Airways Ltd. (Australia) (1)                                                           4,510,000         9,598


OFFICE ELECTRONICS  -  0.90%
Xerox Corp. (USA) (2)                                                                         6,500,000        71,045
Xerox Capital Trust II 7.50% convertible preferred 2021 (3)                                     500,000        35,168


COMMERCIAL SERVICES & SUPPLIES  -  0.80%
Brambles Industries PLC (United Kingdom) (1)                                                 18,589,934        48,919
Brambles Industries Ltd. (Australia) (1)                                                      9,594,400        28,660
Hays PLC (United Kingdom) (1)                                                                 5,502,845         7,353
Robert Half International Inc. (USA) (2)                                                        360,000         6,102
Chubb PLC (United Kingdom) (1)                                                                3,697,500         3,734


FOOD & STAPLES RETAILING  -  0.64%
Woolworths Ltd. (Australia) (1)                                                               4,418,307        35,470
Loblaw Companies Ltd. (Canada)                                                                  630,000        27,424
Albertson's, Inc. (USA)                                                                         600,000        12,522


COMMUNICATIONS EQUIPMENT  -  0.55%
QUALCOMM Inc. (USA)                                                                           1,075,000        36,099
Motorola, Inc. 7.00% convertible preferred 2004 (USA)                                     400,000 units        12,020
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007 (USA)                    $  10,000,000         9,300
Corning Inc. 3.50% convertible debentures 2008 (USA)                                      $   7,000,000         7,779


HOTELS, RESTAURANTS & LEISURE  -  0.53%
J D Wetherspoon PLC (United Kingdom)                                                          6,159,424        23,805
Carnival Corp., units (USA)                                                                     700,000        21,420
Greek Organization of Football Prognostics SA (Greece)                                        1,475,000        15,550
Greene King PLC (United Kingdom)                                                                104,799         1,309


OTHER  -  3.61%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                         23,396,100        58,784
Target Corp. (USA)                                                                            1,247,500        45,696
Schneider SA (France) (1)                                                                       800,000        36,745
Sonoco Products Co. (USA)                                                                     1,200,000        26,964
Capital One Financial Corp. 6.25% Upper DECS 2005 (USA)                                   600,000 units        24,120
Infosys Technologies Ltd. (India)                                                               394,500        22,461
James Hardie Industries Ltd. (Australia) (1)                                                  5,000,000        22,157
IHC Caland NV (Netherlands)                                                                     418,259        22,150
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006 (USA)                          380,000 units        21,447
Volvo AB, Class B (Sweden) (1)                                                                  918,650        19,500
Microsoft Corp. (USA)                                                                           600,000        14,766
Invensys PLC (United Kingdom)                                                                53,000,000        14,755
Schlumberger Ltd. (USA)                                                                         300,000        14,586
Asahi Diamond Industrial Co., Ltd. (Japan) (6)                                                3,950,000        14,556
Smurfit-Stone Container Corp. (USA) (2)                                                         974,200        14,438
BAE SYSTEMS PLC (United Kingdom) (1)                                                          6,471,800        13,784
Sony Corp. (Japan) (1)                                                                          435,400        11,695
ABB Ltd (Switzerland) (1)(2)                                                                  2,536,611         8,113
ABB International Finance Ltd. 4.625% convertible bonds 2007                              $   2,500,000         1,878
Fluor Corp. (USA)                                                                               257,900         9,153
Li & Fung Ltd. (Hong Kong) (1)                                                                4,150,000         5,163
Zhejiang Expressway Co. Ltd., Class H (China)                                                 9,039,300         3,709
TI Automotive Ltd., Class A (United Kingdom) (1)(2)                                           1,068,000             0


Miscellaneous  -  2.99%
Other equity securities in initial period of acquisition                                                      353,860


Total equity securities (cost: $9,563,704,000)                                                             10,353,069


                                                                                              Principal        Market
                                                                                                 amount         value
Bonds & notes                                                                                      (000)         (000)

WIRELESS TELECOMMUNICATION SERVICES  -  0.67%
AT&T Wireless Services, Inc. 8.125% 2012                                                    $    40,750   $    49,576
AT&T Wireless Services, Inc. 7.875% 2011                                                          7,650         9,089
Nextel Communications, Inc. 0%/9.95% 2008 (7)                                                    12,175        12,784
American Cellular Corp. 9.50% 2009 (8)                                                           20,000         7,600


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.22%
Solectron Corp. 9.625% 2009                                                                      15,000        16,200
Flextronics International Ltd. 6.50% 2013  (3)                                                   10,000         9,775


AIRLINES  -  0.21%
British Airways PLC 8.75% 2016 (9)                                                     Lira       17,500       25,362


MULTI-UTILITIES & UNREGULATED POWER  -  0.19%
El Paso Corp. 7.875% 2012 (3)                                                               $    14,500        12,760
Southern Natural Gas Co. 8.00% 2032                                                               3,615         3,723
AES Corp. 9.00% 2015 (3)                                                                          4,750         4,869
Northwest Pipeline Corp. 8.125% 2010 (3)                                                            500           542


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.12%
TeleWest PLC 11.00% 2007  (8)                                                                    31,493         9,448
AT&T Corp. 7.80% 2011 (9)                                                                         4,000         4,608


FOOD & STAPLES RETAILING  -  0.10%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                             6,955         6,399
Ahold Finance U.S.A., Inc. 8.25% 2010                                                             5,035         4,909


HEALTH CARE PROVIDERS & SERVICES  -  0.09%
HCA - The Healthcare Co. 8.75% 2010                                                               9,000        10,637


ELECTRICAL EQUIPMENT  -  0.04%
Elektrim Finance BV 2.00% 2005 (1)                                                      Euro      6,929         4,892


PAPER & FOREST PRODUCTS  -  0.00%
APP International Finance Co. BV 11.75% 2005 (8)                                            $     1,150           454


Total bonds & notes (cost: $187,307,000)                                                                      193,627


                                                                                              Principal        Market
                                                                                                 amount         value
Short-term securities                                                                              (000)         (000)

Corporate short-term notes  -  6.28%
Toyota Motor Credit Corp. 1.20%-1.22% due 6/4-7/10/2003 (3)                                 $    75,000   $    74,931
HBOS Treasury Services PLC 1.205%-1.23% due 6/5-8/27/2003                                        64,700        64,611
Spintab AB (Swedmortgage) 1.20%-1.22% due 7/11-8/12/2003                                         59,900        59,781
Stadshypotek Delaware Inc. 1.21%-1.23% due 7/8-7/15/2003 (3)                                     57,700        57,620
Societe Generale North America Inc. 1.185%-1.24% due 6/9-9/3/2003                                55,000        54,910
Asset Securitization Cooperative Corp. 1.22%-1.24% due 6/25-7/9/2003 (3)                         50,000        49,939
National Bank of New Zealand International Ltd. 1.21%-1.24% due 6/20-8/15/2003(3)                41,700        41,619
UBS Finance (Delaware) LLC 1.23%-1.245% due 6/4-7/8/2003                                         41,500        41,473
Credit Lyonnais N.A. Inc. 1.20%-1.22% due 7/25-8/25/2003                                         40,000        39,904
BNP Paribas Finance Inc. 1.23%-1.25% due 6/17-7/11/2003                                          39,400        39,354
Shell Finance (U.K.) PLC 1.21% due 6/12-7/18/2003                                                38,800        38,759
GE Capital International Funding Inc. 1.26% due 6/10-7/25/2003                                   32,800        32,755
CBA (Delaware) Finance Inc. 1.22%-1.23% due 6/5-7/8/2003                                         29,300        29,283
Dexia Delaware LLC 1.25% due 6/2/2003                                                            29,000        28,998
Preferred Receivables Funding Corp. 1.25% due 6/2/2003 (3)                                       28,000        27,998
Danske Corp. 1.245% due 6/25/2003                                                                25,000        24,978
Nestle Capital Corp. 1.21% due 7/1/2003 (3)                                                      20,000        19,979
Johnson & Johnson 1.21% due 7/24/2003 (3)                                                        16,000        15,971


Federal agency discount notes  -  3.72%
Federal Home Loan Bank 1.13%-1.18% due 6/6-7/7/2003                                             153,817       153,726
Freddie Mac 1.145%-1.23% due 6/3-10/29/2003                                                     145,100       144,834
Fannie Mae 1.13%-1.20% due 6/11-9/10/2003                                                       140,800       140,600


U.S. Treasuries  -  0.16%
U.S. Treasury Bills 1.155% due 6/19/2003                                                         18,500        18,489

Total short-term securities (cost: $1,200,516,000)                                                          1,200,512

Total investment securities (cost: $10,951,527,000)                                                        11,747,208

New Taiwanese Dollar (cost: $5,505,000)                                                      NT$179,252         5,182

Other assets less liabilities                                                                                  69,747

Net assets                                                                                                $11,822,137

(1) Valued under fair value procedures adopted by authority of the Board of Directors.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Security on loan.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) The fund owns 5.46% of the outstanding voting securities of Asahi Diamond Industrial
    Co., Ltd. and thus is considered an affiliate of this company under the Investment
    Company Act of 1940.
(7) Step bond; coupon rate will increase at a later date.
(8) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(9) Coupon rate may change periodically.

ADR = American Depositary Receipts

See Notes to Financial Statements

EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE NOVEMBER 30, 2002:

  Albertson's
  Allied Capital
  Ameren
  BAE SYSTEMS
  Capital One Financial
  Chubb Corp.
  Deutsche Lufthansa
  Deutsche Telekom
  Developers Diversified Realty
  Enbridge
  FleetBoston Financial
  Flextronics International
  Ford Motor
  France Telecom
  Fuji Heavy Industries
  Greene King
  HCA
  Hyundai Motor
  Impala Platinum Holdings
  Invensys
  Investor AB
  James Hardie Industries
  Linear Technology
  Motorola
  NTL
  NTL Europe
  Pinnacle West Capital
  Portugal Telecom
  POSCO
  Promina Group
  QUALCOMM
  Schneider
  Siemens
  Singapore Telecommunications
  Sumitomo Mitsui Financial Group
  Sunoco
  Telecom Corp. of New Zealand
  Telefonica
  Unilever NV
  Wolverhampton & Dudley Breweries
  Yanzhou Coal Mining



EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE NOVEMBER 30, 2002:


  Alliance & Leicester
  Altera
  Amazon.com
  Aristocrat Leisure
  Australia and New Zealand Banking Group
  Calpine
  El Paso Corp.
  Hellenic Telecommunications Organization
  Household International
  Hubbell
  ICICI Bank
  Imperial Oil
  JG Summit Holdings
  Michael Page International
  Mizuho Holdings
  Newell Rubbermaid
  Nokia
  Resona Holdings
  Sanwa International Finance (Bermuda) Trust
  SFCG
  Vivendi Universal
  Volkswagen
  WilTel Communications Group


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   UNAUDITED
at May 31, 2003      (dollars and shares in thousands, except per-share amounts)


ASSETS:
 Investment securities at market:
  Unaffiliated issuers - including $24,171 of securities
   loaned (cost: $10,930,432)                                                              $11,732,652
  Affiliated issuers (cost: $21,095)                                                            14,556             $11,747,208
 Cash denominated in non-U.S. currencies
  (cost: $5,505)                                                                                                         5,182
 Cash                                                                                                                      151
 Receivables for:
  Sales of investments                                                                          27,818
  Sales of fund's shares                                                                        37,670
  Dividends and interest                                                                        35,535
  Other                                                                                            132                 101,155
                                                                                                                    11,853,696
LIABILITIES:
 Payables for:
  Purchases of investments                                                                       9,183
  Repurchases of fund's shares                                                                  10,407
  Investment advisory services                                                                   4,047
  Services provided by affiliates                                                                6,199
  Deferred Directors' compensation                                                                 421
  Other liabilities                                                                              1,302                  31,559
NET ASSETS AT MAY 31, 2003                                                                                         $11,822,137

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                        $11,017,600
 Undistributed net investment income                                                                                    98,509
 Accumulated net realized loss                                                                                         (89,192)
 Net unrealized appreciation                                                                                           795,220
Net assets at May 31, 2003                                                                                         $11,822,137


TOTAL AUTHORIZED CAPITAL STOCK - 1,000,000 shares, $.01 par value
                                                                 NET ASSETS     SHARES OUTSTANDING     NET ASSET VALUE PER SHARE(1)

Class A                                                         $10,825,610                451,675                  $23.97
Class B                                                             297,986                 12,482                   23.87
Class C                                                             266,735                 11,196                   23.82
Class F                                                             228,256                  9,534                   23.94
Class 529-A                                                          48,333                  2,019                   23.94
Class 529-B                                                           9,708                    406                   23.89
Class 529-C                                                          15,604                    653                   23.89
Class 529-E                                                           2,602                    109                   23.92
Class 529-F                                                             817                     34                   23.94
Class R-1                                                             1,485                     62                   23.88
Class R-2                                                            26,526                  1,112                   23.85
Class R-3                                                            26,430                  1,106                   23.91
Class R-4                                                             5,613                    234                   23.96
Class R-5                                                            66,432                  2,771                   23.98

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $25.43 and $25.40, respectively.


See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              UNAUDITED
for the six months ended May 31, 2003                   (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $16,052; also includes
            $170 from affiliates)                                                         $211,352
  Interest (net of non-U.S. withholding
            tax of $25)                                                                     28,238                $239,590

 Fees and expenses:
  Investment advisory services                                                              22,113
  Distribution services                                                                     14,401
  Transfer agent services                                                                    5,317
  Administrative services                                                                      593
  Reports to shareholders                                                                      332
  Registration statement and prospectus                                                        324
  Postage, stationery and supplies                                                             717
  Directors' compensation                                                                      125
  Auditing and legal                                                                            72
  Custodian                                                                                  1,410
  State and local taxes                                                                        156
  Other                                                                                         91
  Total expenses before reimbursement                                                       45,651
   Reimbursement of expenses                                                                    72                  45,579
 Net investment income                                                                                             194,011

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
  Investments                                                                              (23,353)
  Non-U.S. currency transactions                                                            (1,752)                (25,105)
 Net unrealized appreciation on:
  Investments                                                                              534,040
  Non-U.S. currency translations                                                               831                 534,871
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                           509,766
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                  $703,777


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                             Six months              Year ended
                                                                                        ended March 31,            November 30,
                                                                                                  2003*                    2002
Operations:
 Net investment income                                                                         $194,011                $235,407
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                                (25,105)                280,535
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                             534,871              (1,005,895)
  Net increase (decrease) in net assets
   resulting from operations                                                                    703,777                (489,953)

Dividends paid to shareholders
 from net investment income                                                                    (117,003)               (214,996)

Capital share transactions                                                                      567,488                 803,023

Total increase in net assets                                                                  1,154,262                  98,074

Net assets:
 Beginning of period                                                                         10,667,875              10,569,801
 End of period (including
  undistributed net investment
  income: $98,509 and $21,501,
  respectively)                                                                             $11,822,137             $10,667,875

*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                within one year of
                                                purchase without an
                                                initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None            Declines from 5% to zero for     Classes B and 529-B
                                                redemptions within six years     convert to classes A
                                                of purchase                      and 529-A, respectively,
                                                                                 after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within          Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2003, there were no non-U.S. taxes paid on realized gains. As of May 31, 2003, non-U.S. taxes provided on unrealized gains were $804,000.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of May 31, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $10,970,136,000.

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                            $
                                                                                                              111,215
Undistributed short-term capital gains                                                                          5,085
Accumulated long-term capital losses                                                                         (92,867)
Gross unrealized appreciation on investment securities                                                      1,770,969
Gross unrealized depreciation on investment securities                                                      (988,715)


Undistributed short-term capital gains above include a capital loss carryforward of $52,223,000 expiring in 2009. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                     Distributions from ordinary income
                                                                                               Distributions             Total
                                                        Net investment        Short-term      from long-term      distribution
Share class(1)                                                  income     capital gains       capital gains              paid
Six months ended May 31, 2003
Class A                                                       $ 110,389                 -               -            $ 110,389
Class B                                                           1,784                 -               -                1,784
Class C                                                           1,501                 -               -                1,501
Class F                                                           1,825                 -               -                1,825
Class 529-A                                                         371                 -               -                  371
Class 529-B                                                          47                 -               -                   47
Class 529-C                                                          77                 -               -                   77
Class 529-E                                                          16                 -               -                   16
Class 529-F                                                           4                 -               -                    4
Class R-1                                                             6                 -               -                    6
Class R-2                                                           116                 -               -                  116
Class R-3                                                           133                 -               -                  133
Class R-4                                                            42                 -               -                   42
Class R-5                                                           692                 -               -                  692
Total                                                         $ 117,003                 -               -            $ 117,003

Year ended November 30, 2002
Class A                                                       $ 208,278                 -               -            $ 208,278
Class B                                                           2,354                 -               -                2,354
Class C                                                           1,551                 -               -                1,551
Class F                                                           1,874                 -               -                1,874
Class 529-A                                                         233                 -               -                  233
Class 529-B                                                          29                 -               -                   29
Class 529-C                                                          50                 -               -                   50
Class 529-E                                                           7                 -               -                    7
Class 529-F                                                          -*                 -               -                   -*
Class R-1                                                             1                 -               -                    1
Class R-2                                                             8                 -               -                    8
Class R-3                                                            10                 -               -                   10
Class R-4                                                             1                 -               -                    1
Class R-5                                                           600                 -               -                  600
Total                                                         $ 214,996                 -               -            $ 214,996

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.



4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.385% on such assets in excess of $17 billion. For the six months ended May 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.419% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described on the previous page for the six months ended May 31, 2003, were as follows (dollars in thousands):


---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A         $11,741           $5,160        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          1,194             157          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          1,024           Included            $154                 $42            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           217            Included             131                 28             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          23            Included             27                   3                  $18
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          35            Included              5                   3                    3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          56            Included              9                   3                    6
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          5             Included              1                  -*                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included             -*                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           3             Included              1                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           55            Included             11                  81             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           41            Included             12                  19             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           6             Included              3                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             28                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $14,401           $5,317             $382                $183                 $28
----------------===============================================================================================
* Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                                Reinvestments
Share class(1)                                                  Sales(2)                                        of dividends
                                                        Amount            Shares                            Amount          Shares
Six months ended May 31, 2003
Class A                                            $ 1,294,715            58,730                         $ 103,151           4,745
Class B                                                 79,659             3,618                             1,719              80
Class C                                                121,209             5,507                             1,400              65
Class F                                                196,631             8,927                             1,613              74
Class 529-A                                             17,946               812                               371              17
Class 529-B                                              4,052               183                                47               2
Class 529-C                                              6,397               290                                77               4
Class 529-E                                              1,259                57                                17               1
Class 529-F                                                626                28                                 4              -*
Class R-1                                                1,248                57                                 6              -*
Class R-2                                               22,127             1,004                               116               6
Class R-3                                               23,676             1,065                               133               6
Class R-4                                                6,103               272                                42               2
Class R-5                                               11,083               495                               507              23
Total net increase
   (decrease)                                      $ 1,786,731            81,045                         $ 109,203           5,025




Share class(1)                                               Repurchases(2)                                      Net increase
                                                         Amount           Shares                            Amount           Shares
Six months ended May 31, 2003
Class A                                            $ (1,119,792)         (51,060)                       $ 278,074           12,415
Class B                                                 (18,443)            (847)                          62,935            2,851
Class C                                                 (49,195)          (2,249)                          73,414            3,323
Class F                                                (129,436)          (5,912)                          68,808            3,089
Class 529-A                                                (606)             (27)                          17,711              802
Class 529-B                                                 (68)              (3)                           4,031              182
Class 529-C                                                (109)              (6)                           6,365              288
Class 529-E                                                 (12)              (1)                           1,264               57
Class 529-F                                                 -*               -*                               630               28
Class R-1                                                   (36)              (1)                           1,218               56
Class R-2                                                (2,882)            (133)                          19,361              877
Class R-3                                                (3,945)            (178)                          19,864              893
Class R-4                                                (2,341)            (108)                           3,804              166
Class R-5                                                (1,581)             (71)                          10,009              447
Total net increase
   (decrease)                                      $ (1,328,446)         (60,596)                       $ 567,488           25,474



                                                                                                                Reinvestments
                                                                Sales(2)                                        of dividends
                                                        Amount            Shares                            Amount          Shares
Year ended November 30, 2002
Class A                                              $ 2,122,788           90,372                        $ 194,311           8,192
Class B                                                  130,869            5,543                            2,266              97
Class C                                                  198,372            8,536                            1,464              63
Class F                                                  202,758            8,645                            1,659              71
Class 529-A                                               29,154            1,224                              233              10
Class 529-B                                                5,290              225                               29               1
Class 529-C                                                8,700              366                               50               2
Class 529-E                                                1,210               52                                7              -*
Class 529-F                                                  127                6                               -*              -*
Class R-1                                                    182                8                                1              -*
Class R-2                                                  5,622              261                                8               1
Class R-3                                                  5,069              233                               10               1
Class R-4                                                  1,571               72                                1              -*
Class R-5                                                 60,666            2,447                              493              22
Total net increase
   (decrease)                                        $ 2,772,378          117,990                        $ 200,532           8,460



                                                             Repurchases(2)                                      Net increase
                                                         Amount           Shares                            Amount           Shares

Year ended November 30, 2002                        $ (1,976,245)         (85,210)                      $ 340,854           13,354
Class A                                                  (27,646)          (1,229)                        105,489            4,411
Class B                                                  (62,951)          (2,813)                        136,885            5,786
Class C                                                  (98,126)          (4,212)                        106,291            4,504
Class F                                                     (375)             (17)                         29,012            1,217
Class 529-A                                                  (40)              (2)                          5,279              224
Class 529-B                                                  (81)              (3)                          8,669              365
Class 529-C                                                  (13)              (1)                          1,204               51
Class 529-E                                                    -                -                             127                6
Class 529-F                                                  (31)              (2)                            152                6
Class R-1                                                   (543)             (26)                          5,087              236
Class R-2                                                   (449)             (21)                          4,630              213
Class R-3                                                    (88)              (4)                          1,484               68
Class R-4                                                 (3,299)            (145)                         57,860            2,324
Class R-5
Total net increase                                  $ (2,169,887)         (93,685)                      $ 803,023           32,765
   (decrease)


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002.
Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of May 31, 2003, the total value of restricted securities was $500,978,000, which represents 4.24% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,742,068,000 and $1,170,404,000, respectively, during the six months ended May 31, 2003.

The fund may lend portfolio securities from time to time in order to earn additional income; however, it does not currently intend to engage in an ongoing or regular securities lending program. On May 30, 2003, the fund entered into an agreement to loan shares of ENI SpA. As collateral against the loaned shares, the fund received U.S. Treasury obligations. Throughout the period of the loan, this collateral was equal to at least 105% of the market value of the shares loaned. The shares of ENI SpA were returned to the fund at the completion of the loan period.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended May 31, 2003, the custodian fee of $1,410,000 includes $9,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)


                                                     Income (loss) from                               Dividends and distributions
                                                   investment operations(3)
                                                                          Net
                                         Net asset                gains(losses)              Dividends
                                            value,         Net   on securities  Total from   (from net Distributions          Total
                                         beginning  investment  (both realized  investment  investment (from capital  dividends and
                                         of period      income  and unrealized) operations      income)        gains) distributions
Class A:
 Six months ended 5/31/2003           (2)   $22.80        $.41           $1.01       $1.42       $(.25)        $ -          $(.25)
 Year ended 11/30/2002                       24.29         .52           (1.53)      (1.01)       (.48)          -           (.48)
 Year ended 11/30/2001                       28.29         .53            (.90)       (.37)       (.50)      (3.13)         (3.63)
 Year ended 11/30/2000                       29.03         .62            1.20        1.82        (.58)      (1.98)         (2.56)
 Year ended 11/30/1999                       27.15         .48            4.17        4.65        (.48)      (2.29)         (2.77)
 Year ended 11/30/1998                       25.89         .59            3.12        3.71        (.58)      (1.87)         (2.45)
Class B:
 Six months ended 5/31/2003           (2)    22.72         .34             .98        1.32        (.17)          -           (.17)
 Year ended 11/30/2002                       24.21         .27           (1.45)      (1.18)       (.31)          -           (.31)
 Year ended 11/30/2001                       28.21         .31            (.87)       (.56)       (.31)      (3.13)         (3.44)
 Period from 3/15/2000 to 11/30/2000         29.57         .32           (1.41)      (1.09)       (.27)          -           (.27)
Class C:
 Six months ended 5/31/2003           (2)    22.68         .33             .98        1.31        (.17)          -           (.17)
 Year ended 11/30/2002                       24.18         .20           (1.40)      (1.20)       (.30)          -           (.30)
 Period from 3/15/2001 to 11/30/2001         25.35         .12           (1.15)      (1.03)       (.14)          -           (.14)
Class F:
 Six months ended 5/31/2003           (2)    22.78         .42             .98        1.40        (.24)          -           (.24)
 Year ended 11/30/2002                       24.27         .31           (1.34)      (1.03)       (.46)          -           (.46)
 Period from 3/15/2001 to 11/30/2001         25.40         .27           (1.15)       (.88)       (.25)          -           (.25)
Class 529-A:
 Six months ended 5/31/2003           (2)    22.78         .43             .97        1.40        (.24)          -           (.24)
 Period from 2/15/2002 to 11/30/2002         24.29         .36           (1.47)      (1.11)       (.40)          -           (.40)
Class 529-B:
 Six months ended 5/31/2003           (2)    22.74         .33             .98        1.31        (.16)          -           (.16)
 Period from 2/21/2002 to 11/30/2002         23.96         .23           (1.13)       (.90)       (.32)          -           (.32)
Class 529-C:
 Six months ended 5/31/2003           (2)    22.74         .34             .97        1.31        (.16)          -           (.16)
 Period from 2/22/2002 to 11/30/2002         23.98         .23           (1.15)       (.92)       (.32)          -           (.32)
Class 529-E:
 Six months ended 5/31/2003           (2)    22.77         .40             .96        1.36        (.21)          -           (.21)
 Period from 3/4/2002 to 11/30/2002          25.12         .31           (2.28)      (1.97)       (.38)          -           (.38)
Class 529-F:
 Six months ended 5/31/2003           (2)    22.80         .47             .92        1.39        (.25)          -           (.25)
 Period from 9/17/2002 to 11/30/2002         21.79         .08            1.07        1.15        (.14)          -           (.14)
Class R-1:
 Six months ended 5/31/2003           (2)    22.75         .45             .87        1.32        (.19)          -           (.19)
 Period from 6/7/2002 to 11/30/2002          25.08         .14           (2.37)      (2.23)       (.10)          -           (.10)
Class R-2:
 Six months ended 5/31/2003           (2)    22.73         .39             .93        1.32        (.20)          -           (.20)
 Period from 6/7/2002 to 11/30/2002          25.08         .13           (2.35)      (2.22)       (.13)          -           (.13)
Class R-3:
 Six months ended 5/31/2003           (2)    22.77         .42             .94        1.36        (.22)          -           (.22)
 Period from 6/6/2002 to 11/30/2002          25.42         .17           (2.52)      (2.35)       (.30)          -           (.30)
Class R-4:
 Six months ended 5/31/2003           (2)    22.81         .41             .99        1.40        (.25)          -           (.25)
 Period from 6/27/2002 to 11/30/2002         23.78         .20           (1.02)       (.82)       (.15)          -           (.15)
Class R-5:
 Six months ended 5/31/2003           (2)    22.81         .45            1.00        1.45        (.28)          -           (.28)
 Period from 5/15/2002 to 11/30/2002         26.11         .30           (3.27)      (2.97)       (.33)          -           (.33)





                                                                                        Ratio of        Ratio of
                                                  Net asset               Net assets,    expenses        net income
                                                 value, end    Total    end of period  to average        to average
                                                  of period   return(4)  (in millions) net assets        net assets
Class A:
 Six months ended 5/31/2003           (2)          $23.97      6.35%        $10,826        .83%  (6)      3.70% (6)
 Year ended 11/30/2002                              22.80      (4.22)        10,016         .82            2.22
 Year ended 11/30/2001                              24.29      (1.81)        10,346         .78            2.05
 Year ended 11/30/2000                              28.29       6.37         10,716         .79            2.08
 Year ended 11/30/1999                              29.03      19.08         10,022         .79            1.93
 Year ended 11/30/1998                              27.15      15.51          8,515         .78            2.25
Class B:
 Six months ended 5/31/2003           (2)           23.87       5.88            298        1.61  (6)       3.05 (6)
 Year ended 11/30/2002                              22.72      (4.93)           219        1.59            1.47
 Year ended 11/30/2001                              24.21      (2.57)           126        1.56            1.21
 Period from 3/15/2000 to 11/30/2000                28.21      (3.73)            55        1.55  (6)       1.45 (6)
Class C:
 Six months ended 5/31/2003           (2)           23.82       5.84            267        1.67  (6)       3.04 (6)
 Year ended 11/30/2002                              22.68      (4.95)           179        1.65            1.43
 Period from 3/15/2001 to 11/30/2001                24.18      (4.08)            50        1.78  (6)        .73 (6)
Class F:
 Six months ended 5/31/2003           (2)           23.94       6.27            228         .90  (6)       3.80 (6)
 Year ended 11/30/2002                              22.78      (4.29)           147         .91            2.17
 Period from 3/15/2001 to 11/30/2001                24.27      (3.45)            47         .92  (6)       1.55 (6)
Class 529-A:
 Six months ended 5/31/2003           (2)           23.94       6.26             48         .88  (6)       3.91 (6)
 Period from 2/15/2002 to 11/30/2002                22.78      (4.61)            28        1.03  (6)       2.08 (6)
Class 529-B:
 Six months ended 5/31/2003           (2)           23.89       5.82             10        1.81  (6)       3.03 (6)
 Period from 2/21/2002 to 11/30/2002                22.74      (3.82)             5        1.79  (6)       1.31 (6)
Class 529-C:
 Six months ended 5/31/2003           (2)           23.89       5.83             16        1.79  (6)       3.05 (6)
 Period from 2/22/2002 to 11/30/2002                22.74      (3.90)             8        1.77  (6)       1.33 (6)
Class 529-E:
 Six months ended 5/31/2003           (2)           23.92       6.09              3        1.25  (6)       3.63 (6)
 Period from 3/4/2002 to 11/30/2002                 22.77      (7.88)             1        1.23  (6)       1.85 (6)
Class 529-F:
 Six months ended 5/31/2003           (2)           23.94       6.22              1        1.00  (6)       4.23 (6)
 Period from 9/17/2002 to 11/30/2002                22.80       5.33              -         .20             .39
Class R-1:
 Six months ended 5/31/2003           (2)           23.88       5.88              1        1.68  (6)(7)    4.12 (6)
 Period from 6/7/2002 to 11/30/2002                 22.75      (8.85)             -         .80  (7)        .66
Class R-2:
 Six months ended 5/31/2003           (2)           23.85       5.90             26        1.64  (6)(7)    3.58 (6)
 Period from 6/7/2002 to 11/30/2002                 22.73      (8.80)             5         .79  (7)        .61
Class R-3:
 Six months ended 5/31/2003           (2)           23.91       6.08             26        1.26  (6)(7)    3.79 (6)
 Period from 6/6/2002 to 11/30/2002                 22.77      (9.25)             5         .60  (7)        .80
Class R-4:
 Six months ended 5/31/2003           (2)           23.96       6.26              6         .91  (6)(7)    3.72 (6)
 Period from 6/27/2002 to 11/30/2002                22.81      (3.42)             2         .38  (7)        .92
Class R-5:
 Six months ended 5/31/2003           (2)           23.98       6.48             66         .58  (6)       4.03 (6)
 Period from 5/15/2002 to 11/30/2002                22.81     (11.37)            53         .56  (6)       2.48 (6)





                                                   Six months ended
                                                       May 31,                               Year ended November 30
                                                       2003(2)               2002       2001          2000        1999       1998

Portfolio turnover rate for all classes of shares        12%                 32%        45%           41%         34%        39%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services.
    Had CRMC not paid such fees, expense ratios would have been 2.15%, 2.47%, 1.36%and .93% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended May 31, 2003, and 1.41%, .93%, .69% and .46% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended November 30, 2002.


OTHER SHARE CLASS RESULTS                                            unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended June 30, 2003 (the most recent calendar quarter):

                                                                                           1 year         Life of class

Class B shares
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                          -1.64%           -1.72%(1)
Not reflecting CDSC                                                                        +3.36%           -0.94%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are
     sold within one year of purchase                                                      +2.26%           -0.43%(2)
Not reflecting CDSC                                                                        +3.26%           -0.43%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by sponsoring firm                           +4.06%           +0.37%(2)

Class 529-A shares
Reflecting 5.75% maximum sales charge                                                      -1.97%           -1.38%(4)
Not reflecting maximum sales charge                                                        +4.02%           +2.97%(4)

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%, payable only if
     shares are sold within six years of purchase                                          -1.87%           +0.29%(5)
Not reflecting CDSC                                                                        +3.13%           +3.23%(5)

Class 529-C shares
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                  +2.18%           +3.18%(6)
Not reflecting CDSC                                                                        +3.18%           +3.18%(6)

Class 529-E shares(3)                                                                      +3.69%           +0.24%(7)

Class 529-F shares(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               --          +14.87%(8)


(1) Average annual compound return from March 15, 2000, when Class B shares were first sold.
(2) Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual compound return from February 15, 2002, when Class 529-A shares were first sold.
(5) Average annual compound return from February 21, 2002, when Class 529-B shares were first sold.
(6) Average annual compound return from February 22, 2002, when Class 529-C shares were first sold.
(7) Average annual compound return from March 4, 2002, when Class 529-E shares were first sold.
(8) Cumulative total return from September 17, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Capital World Growth and Income Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.77% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.83% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.09%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. WGI-013-0703

Litho in USA CD/CG/6269

Printed on recycled paper





ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.



ITEM 5 - Audit Committee Disclosure for Listed Companies

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                   CAPITAL WORLD GROWTH AND INCOME FUND , INC.



By  /s/ Stephen E. Bepler
-------------------------------------------------------
Stephen E. Bepler, President and PEO

Date: August 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By    /s/ Stephen E. Bepler
   --------------------------------------------------
     Stephen E. Bepler, President and PEO

Date: August 8, 2003



 By  /s/ Anthony W. Hynes, Jr.
    -------------------------------------------------
     Anthony W. Hynes, Jr., Treasurer

Date: August 8, 2003